CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues
Total revenues		$ 895,681	¥ 5,844,321	¥ 2,321,219	¥ 9,706
Cost of sales
Total cost of sales		(854,917)	(5,578,332)	(2,879,360)	(12,067)
Gross (loss) profit		40,764	265,989	(558,141)	(2,361)
Operating expenses
Research and development expenses	[1]	(264,507)	(1,725,906)	(2,070,158)	(1,051,219)
Selling, general and administrative expenses	[1]	(447,609)	(2,920,649)	(1,164,569)	(642,541)
Total operating expenses	[1]	(712,116)	(4,646,555)	(3,234,727)	(1,693,760)
Other income		13,307	86,830	12,294	1,487
Loss from operations		(658,045)	(4,293,736)	(3,780,574)	(1,694,634)
Interest income		20,389	133,036	88,843	65,376
Interest expenses		(3,441)	(22,451)	(32,017)	(5,822)
Fair value gain on derivative liabilities		208,739	1,362,025	27,679	254,361
Other non-operating (loss) income, net		13,849	90,364	4,397	(18,104)
Loss before income tax expenses		(418,509)	(2,730,762)	(3,691,672)	(1,398,823)
Income tax expenses		(187)	(1,223)	(1)	0
Net loss		(418,696)	(2,731,985)	(3,691,673)	(1,398,823)
Accretion on Preferred Shares to redemption value		(330,689)	(2,157,744)	(961,050)	(705,329)
Deemed dividend due to extinguishment of Preferred Shares		0	0	0	(43,136)
Deemed dividend due to modification of Preferred Shares		0	0	0	(41,485)
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares		0	0	0	(66,091)
Deemed contribution from repurchase of Preferred Shares		0	0	9,969	0
Net loss attributable to ordinary shareholders of XPeng Inc.		(749,385)	(4,889,729)	(4,642,754)	(2,254,864)
Net loss		(418,696)	(2,731,985)	(3,691,673)	(1,398,823)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(111,024)	(724,433)	(2,968)	(2,980)
Total comprehensive loss attributable to XPeng Inc.		(529,720)	(3,456,418)	(3,694,641)	(1,401,803)
Accretion on Preferred Shares to redemption value		(330,689)	(2,157,744)	(961,050)	(705,329)
Deemed dividend due to extinguishment of Preferred Shares		0	0	0	(43,136)
Deemed dividend due to modification of Preferred Shares		0	0	0	(41,485)
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares		0	0	0	(66,091)
Deemed contribution from repurchase of Preferred Shares		0	0	9,969	0
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		$ (860,409)	¥ (5,614,162)	¥ (4,645,722)	¥ (2,257,844)
Weighted average number of ordinary shares used in computing net loss per ordinary share
Basic and diluted		754,270,914	754,270,914	349,450,580	330,176,070
Net loss per ordinary share attributable to ordinary shareholders
Basic and diluted | (per share)		$ (0.99)	¥ (6.48)	¥ (13.29)	¥ (6.83)
Vehicle [Member]
Revenues
Total revenues		$ 850,077	¥ 5,546,754	¥ 2,171,231	¥ 4,153
Cost of sales
Total cost of sales		(819,997)	(5,350,479)	(2,733,531)	(8,220)
Service, Other [Member]
Revenues
Total revenues		45,604	297,567	149,988	5,553
Cost of sales
Total cost of sales		$ (34,920)	¥ (227,853)	¥ (145,829)	¥ (3,847)

[1]	Share-based compensation was allocated in operating expenses as follows: